Schedule of share based payment reserve (Details)	Dec. 31, 2025 SGD ($) shares	Dec. 19, 2025 USD ($) shares	Dec. 19, 2025 SGD ($) shares	Nov. 19, 2025 USD ($) shares	Nov. 19, 2025 SGD ($) shares	Oct. 21, 2025 USD ($) shares	Oct. 21, 2025 SGD ($) shares	Sep. 19, 2025 USD ($) shares	Sep. 19, 2025 SGD ($) shares	Aug. 19, 2025 USD ($) shares	Aug. 19, 2025 SGD ($) shares	Jul. 21, 2025 USD ($) shares	Jul. 21, 2025 SGD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 19, 2025 USD ($) shares	Jun. 19, 2025 SGD ($) shares	May 19, 2025 USD ($) shares	May 19, 2025 SGD ($) shares	Apr. 19, 2025 USD ($) shares	Apr. 19, 2025 SGD ($) shares	Mar. 19, 2025 USD ($) shares	Mar. 19, 2025 SGD ($) shares	Jun. 30, 2024 shares
Notes and other explanatory information [abstract]
Share based payment reserve	$ 250,000	$ 19,378	$ 25,000	$ 19,209	$ 25,000	$ 19,311	$ 25,000	$ 19,458	$ 25,000	$ 19,463	$ 25,000	$ 19,526	$ 25,000	$ 76,605	$ 100,000	$ 19,465	$ 25,000	$ 19,321	$ 25,000	$ 19,064	$ 25,000	$ 18,755	$ 25,000
Share based payment reserve, Price per share		0.72	0.72	1.15	1.15	1.64	1.64	1.85	1.85	1.91	1.91	2.34	2.34			2.67	2.67	2.37	2.37	4.45	4.45	4.04	4.04
Sharebased payment reserve, shares	108,812	26,914	26,914	16,703	16,703	11,775	11,775	10,518	10,518	10,190	10,190	8,344	8,344	24,368	24,368	7,290	7,290	8,152	8,152	4,284	4,284	4,642	4,642